Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Tables
Schedule of Components of Income Tax Expense
Years ended December 31,
	2015	2014

Current expense:
Federal	$—	$—
State	—	—

Deferred expense (benefit):
Federal	$—	$—
State	—	—

Total	$—	$—

Schedule of Income Tax Rate Reconciliation
	Years ended December 31,
	2015	2014

Federal income tax expense at statutory rate	$(7,182)	$(4,200)
Increase (reduction) in income tax resulting from:
State and local income taxes, net of federal benefit	(420)	(300)
Foreign rate differential	64	—
Non-deductible expenses	—	300
Prior-period true-up	(489)	(200)
Research & development credit	(171)	(500)
Stock based compensation	194	100
Increase in valuation allowance	8,004	4,800
	$—	$—

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2014

Deferred tax assets:
Net operating loss carryforward	$15,758	$8,142
Research & development credit	982	961
Stock-based compensation	791	467
Other	101	34
Deferred tax assets	17,632	9,604

Deferred tax liabilities:
Property, plant and equipment, primarily due to differences in depreciation	(40)	(16)
Deferred tax liabilities:	(40)	(16)

Valuation allowance	(17,592)	(9,588)
Net deferred income taxes	$—	$—